Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Category of Revenue
Revenue	$ 19,918,959	$ 12,823,586
Virtual technology service [Member]
Category of Revenue
Revenue	8,968,867	7,923,124
Digital marketing [Member]
Category of Revenue
Revenue
Digital asset development and others [Member]
Category of Revenue
Revenue	10,950,092	4,900,462
Services transferred at a point in time [Member]
Category of Revenue
Revenue	19,918,959	12,823,586
Services transferred over time [Member]
Category of Revenue
Revenue